As filed with the Securities and Exchange Commission on October 16, 2024.

Registration Nos. 333-236927
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 6	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 857 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depository’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on October 16, 2024 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 16, 2024 to the Statutory Prospectus, Initial Summary Prospectus,
and Updating Summary Prospectus, dated May 1, 2024,
for the Pacific Choice Income individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to announce changes to Investment Options available under certain living benefits and various underlying fund changes and additions. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Statutory Prospectus or Updating Summary Prospectus, as supplemented (the “Prospectus”). All information in the Prospectus dated May 1, 2024, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com/Prospectuses. Please retain it for future reference.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds, which are available ONLY for Contracts issued on or after November 1, 2023, and ONLY with the Future Income Generator (Single or Joint):

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.82%[1]	12.18%	5.84%	4.15%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	8.82%	1.85%	2.84%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.96%	6.55%	3.14%	3.49%
Seeks to provide capital growth and appreciation.	Macquarie VIP Energy Series Service Class (formerly called Delaware Ivy VIP Energy Class II); Delaware Management Company	1.17%[1]	4.06%	7.75%	-2.41%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.04%[1]	-2.33%	8.05%	6.13%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.06%[1]	12.35%	1.29%	2.06%
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.64%	12.22%	5.03%	3.94%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.14%	3.42%	10.34%	10.87%
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.63%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund QQQ ® Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	NA	NA	NA

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.68%[1]	NA	NA	NA
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.85%	14.20%	10.80%	7.49%
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	0.99%[1]	13.01%	8.41%	7.29%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I ; Pacific Life Fund Advisors LLC (FIAM LLC)	1.04%[1]	53.68%	17.56%	12.18%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%	-3.84%	10.34%	-1.26%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management LLC to Fidelity Diversifying Solutions LLC.
●	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors, LLC	0.77%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.75%[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. PCISUPP1024

Prospectus

(Included in Registrant’s Form N-4, File No. 333-236927 Accession No. 0001104659-24-049517 filed on April 19, 2024, and incorporated by reference herein.

SAI

(Included in Registrant’s Form N-4, File No. 333-236927 Accession No. 0001104659-24-049517 filed on April 19, 2024, and incorporated by reference herein.

PART C: OTHER INFORMATION (Pacific Choice Income)

Item 27. Exhibits

(1)	Board of Directors Resolution

(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

(2) Custodial Agreements

Inapplicable

(3) Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x3xa.htm

(b)

Form of Selling Agreement between Pacific Life, PSD and Various Broker Dealers; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w3xby.htm

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d3dc.htm

(4) Contracts

(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. ICC20:10-1020); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4a.htm

(1)

Contract Specifications (Form No. ICC20:10-1020-CS7); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4a1.htm

(b)

Section 457(b) Plan Rider (Form No. ICC12:20-1271); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxcy.htm

(c)

Individual Retirement Annuity Rider (Form No. ICC12:20-1266); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found a thttp://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxdy.htm

(d)

Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxey.htm

(e)

SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxfy.htm

(f)

Qualified Retirement Plan Rider (Form No. ICC12:20-1269); included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012313000795/a60352a1exv99wx4yxgy.htm

(g)

DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219); included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311063391/a59352n4exv99w4xmy.htm

(h)

Guaranteed Withdrawal Benefit XXIII Rider-Single Life (Enhanced Income Select 2) (Form No. ICC20:20-1021); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4h.htm

(i)

Guaranteed Withdrawal Benefit XXIII Rider-Joint Life (Enhanced Income Select 2) (Form No. ICC12:20-1022); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4i.htm

(j)

Guaranteed Withdrawal Benefit XXII Rider-Single Life (Future Income Generator) (Form No. ICC19:20-1427); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4j.htm

(k)

Guaranteed Withdrawal Benefit XXII Rider-Joint Life (Future Income Generator) (Form No. ICC19:20-1428); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4k.htm

(l)

Return of Purchase Payments Death Benefit Rider (Form No. ICC20:20-1020); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d4l.htm

(5)		Applications

(a)

Variable Annuity Application (Form No. ICC20: 25-1020); included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-095320, filed on August 14, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920095320/a20-26310_1ex99d5.htm

(6)		Depositor’s Certificate of Incorporation and By-Laws

(a)

Pacific Life’s Articles of Incorporation; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000939.txt

(b)

By-laws of Pacific Life; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/0001017062-98-000945.txt

(c)

Pacific Life’s Restated Articles of Incorporation; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w6xcy.htm

(d)

By-laws of Pacific Life As Amended September 1, 2005; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0000892569-06-000528 filed on April 18, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256906000528/a12992exv99w6xdy.htm

(7)		Reinsurance Contracts

Reinsurance Agreement with Union Hamilton; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex997.htm

(8)		Participation Agreements

(a)

Pacific Select Fund Participation Agreement; included in Registrant’s Form N-4, File No. 033-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000101706201500083/dex998a.txt

(b)

Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributions, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256905000253/a03608a3exv99w8xey.htm

(c)

BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908000961/a41434aexv99w8xey.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xdx3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998d4.htm

(5)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998e5.htm

(6)

Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659‐19‐022568 filed on April 19, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022568/a19-5919_1ex99d8dd6.htm

(d)

Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xe.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein.

This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xex1.htm

(2)

Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xex2.htm

(3)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998e3.htm

(4)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998f4.htm

(5)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998e5.htm

(e)

BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xg.htm

(1)

First Amendment to Administrative Services Agreement; included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d8e1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998g4.htm

(f)

Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xh.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx1.htm

(2)

Second Amendment to Administrative Service Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998i4.htm

(5)

Fifth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998h5.htm

(6)

Sixth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8n6.htm

(7)

Seventh Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8f7.htm

(8)

Eighth Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4, File No. File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xhx8.htm

(g)

AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-001559 filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001557/a50116exv99w8xny.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xiyx1y.htm

(h)

Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xj.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dj1.htm

(i)

Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xl.htm

(j)

PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xr.htm

(1)

First Amendment to Participation Agreement (Novation and Amendment); included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xrx1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xrx2.htm

(k)

Allianz Global Investors Distributors LLC Selling Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xs.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8ds1.htm

(l)

PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xt.htm

(1)

First Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998t1.htm

(2)

Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998t2.htm

(3)

Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-18-025540 filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918025540/a18-7962_1ex99d8dt3.htm

(m)

MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xu.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xux1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-11-036762 filed on April 19, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012311036762/a57716bexv99w8xvyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998u3.htm

(n)	(1)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310036181/a54718exv99w8xwy.htm

(2)

MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998v2.htm

(3)

MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dv3.htm

(o)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V).; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xwyx2y.htm

(p)

Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xx.htm

(1)

Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168026, Accession No. 0000950123-12-006432 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012312006432/a59729bexv99w8xxyx1y.htm

(q)

Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998y1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex998y2.htm

(r)

Administrative Services Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xz.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998z1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998dd2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex998z3.htm

(s)

Support Agreement with First Trust Advisors L.P.; included in Registrant’s Form N-4, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xaa.htm

(1)

First Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998aa1.htm

(2)

Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex998aa2.htm

(t)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998dd1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998dd2.htm

(u)

Distribution and Shareholder Service Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dee1.htm

(v)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(x)

Fund Participation and Service Agreement with American Funds; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-14-148872 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148872/d655721dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-346556 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346556/d96269dex998mm3.htm

(y)

Business Agreement with American Funds; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-13-399380 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399380/d609046dex998nn.htm

(z)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001193125-15-134846 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134846/d831839dex998ss.htm

(aa)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(bb)

Distribution Sub-Agreement with BlackRock Variable Series Fund, Inc.; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dccc.htm

(cc)

Administrative Services Agreement with Invesco Advisors, Inc.; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8dddd.htm

(dd)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-17-024827 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024827/a16-17092_1ex99d8deee.htm

(ee)

Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-18-18-075032 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075032/a18-41610_1ex99dggg.htm

(ff)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0001104659-18-18-075032 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075032/a18-41610_1ex99dhhh.htm

(gg)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xxy.htm

(hh)

Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xyy.htm

(ii)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xzy.htm

(jj)

Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998jj.htm

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998jj1.htm

(ll)

Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-250190, Accession No. 0001104659-23-113342 filed on November 1, 2023, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465923113342/tm2329166d2_ex99-x8xll.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998ll1.htm

(mm)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-13-399384 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399384/d608897dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998mm3.htm

(4)

Fourth Amendment to Fund Participation and Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8kk4.htm

Fifth Amendment to Fund Participation and Service Agreement; ; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8t5.htm

(nn)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-13-399384 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399384/d608897dex998nn.htm

(oo)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-14-148880 filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514148880/d655359dex998oo.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8doo1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8doo2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-075033 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075033/a18-41614_1ex99doo3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-21-054355 filed on April 23, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465921054355/a21-3291_1ex99d8doo4.htm

(pp)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-134853 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515134853/d833345dex998ss.htm

(qq)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(rr)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998p2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8duu3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8i4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-185326, Accession No. 0001104659-20-048068 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048068/a20-9594_1ex99d8uu5.htm

(ss)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998q3.htm

(4)

Fourth Amendment to Service Agreement; Included in Registrant’s Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8j4.htm

(5)

Fifth Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-185326, Accession No. 0001104659-20-048068 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920048068/a20-9594_1ex99d8vv5.htm

(6)

Sixth Amendment to Service Agreement ; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8y6.htm

(tt)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002255/a30080bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998rr1.htm

(uu)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-172851, Accession Number 0000950123-13-002255, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002255/a30080bexv99w8xssy.htm

(vv)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-304332 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304332/d33130dex998aaa.htm

(ww)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-172851, Accession No. 0001193125-15-132710 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132710/d833403dex998tt1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8daaa3.htm

(xx)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001193125-15-346562 filed on October 19, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346562/d86009dex998bbb.htm

(yy)

Administrative Services Agreement with Invesco Advisors, Inc.; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dddd.htm

(zz)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8deee.htm

(aaa)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-17-024829 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465917024829/a17-7673_1ex99d8dfff.htm

(bbb)

Selling Agreement with PIMCO Variable Insurance Trust (Admin Shares); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-075033 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075033/a18-41614_1ex99dggg.htm

(ccc)

Service Agreement with PIMCO Variable Insurance Trust (Admin Shares); Included in Registrant’s Form N-4, File No. 333-185326, Accession No. 0001104659-18-075033 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465918075033/a18-41614_1ex99dhhh.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and Consent of legal officer of Pacific Life Insurance Company as to the legality of Contracts being registered; included in Registration Statement on Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d9.htm

(12)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors

(13)	Omitted Financial Statements

Inapplicable

(14)	Initial Capital Agreements

Inapplicable

(15)

Power of Attorney; included in Registrant’s Form N-4, File No. 333-282283, Accession No.0001104659-24-101961, filed on September 23, 2024, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1080429/000110465924101961/tm243661d9_ex99-xp.htm

(16)

Form of Initial Summary Prospectus; included in Registrant’s Form N-4; File No. 333-236927; Accession No. 001104659-24-049517 filed on April 19, 2024 and incorporated by reference. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/935823/000110465924049517/tm243615d1_ex99-x16.htm

EX-101.SCH EX-101.DEF EX-101.LAB EX-101.PRE	XBRL TAXONOMY EXTENSION SCHEMA XBRL TAXONOMY EXTENSION DEFINITION LINKBASE XBRL TAXONOMY EXTENSION LABEL LINKBASE XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Darryl D. Button	Director, Chairman, President and Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Jason Orlandi	Director, Executive Vice President, General Counsel and Assistant Secretary
Dawn M. Behnke	Executive Vice President
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Starla Yamauchi	Assistant Vice President and Secretary
Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100

APC Asset Development I LP	Delaware	99.92
APC Asset Development II LP	Delaware	99.94
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Gallery Limited Member, LLC	Delaware	100
Gallery Place MRP-GFI Venture, LLC	Delaware	10
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	100
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
700 Main Street LLC	Delaware	100
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	82.353
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	100
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	100
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL Four Westlake Owner, LLC	Delaware	100
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100

Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
PL Aster Member, LLC	Delaware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC	Delaware	100
Anthology Venture LLC	Delaware	100
Anthology Owner LLC	Delaware	100
Anthology CEA Owner LLC	Delaware	100
PL Trelago Member, LLC	Delaware	100
Trelago Way Investors JV LLC	Delaware	100
PL 803 Division Street Member, LLC	Delaware	100
Nashville Gulch Venture LLC	Delaware	100
Nashville Gulch Owner LLC	Delaware	100
PL Little Italy Member, LLC	Delaware	100
Little Italy Apartments LLC	Delaware	69.1848
PL Gramax Member, LLC	Delaware	100
ASI Gramax LLC	Delaware	90
PL Walnut Creek Member, LLC	Delaware	100
Del Hombre Walnut Creek Holdings LLC	Delaware	75
PL Dairies Owner, LLC	Delaware	100
PL SFR HD Member, LLC	Delaware	100
SFR JV-HD LP	Delaware	33.333
SFR JV-HD TL Equity A LLC	Delaware	100
SFR JV-HD TL Borrower A LLC	Delaware	100
SFR JV-HD TL Equity B LLC	Delaware	100
SFR JV-HD TL Borrower B LLC	Delaware	100
SFR JV-HD Equity LCC	Delaware	100
SFR JV-HD Property LLC	Delaware	100
PL Adley Member, LLC	Delaware	100
Redwood PL Adley LLC	Delaware	90
DD 6075 Roswell LLC	Georgia	100
PL GAAV Member, LLC	Delaware	100
Greystar Active Adult Venture I, LP	Delaware	45
GS AA Draper HoldCo, LLC	Delaware	100
GS AA Draper Owner, LLC	Delaware	100
GS AA Village5 HoldCo, LLC	Delaware	100
GS AA Village5 Owner, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Riverwalk HoldCo, LLC	Delaware	100
GS AA Riverwalk Owner, LLC	Delaware	100
GS AA Stapleton HoldCo, LLC	Delaware	100
GS AA Stapleton Owner, LLC	Delaware	100
GS AA San Marcos HoldCo, LLC	Delaware	100
GS AA San Marcos Owner, LLC	Delaware	100
GS AA Vistas HoldCo LLC	Delaware	100
GS AA Vistas Owner LLC	Delaware	100
GS AA Kierland HoldCo LLC	Delaware	100
GS AA Kierland Owner LLC	Delaware	100
GS AA Naperville HoldCo, LLC	Delaware	100
GS AA Naperville Owner, LLC	Delaware	100
PL Fountain Springs Member, LLC	Delaware	100
Fountain Springs JV LLC	Delaware	80
Fountain Springs LLC	Colorado	100
PL SFR MLS Member, LLC	Delaware	100

SFR JV-2 LP	Delaware	16.129
SFR JV-2 2022-1 Equity Owner LLC	Delaware	100
SFR JV-2 2022-1 Borrower LLC	Delaware	100
SFR JV-2 2022-1 Depositor LLC	Delaware	100
SFR JV-2 2022-2 Equity Owner LLC	Delaware	100
SFR JV-2 2022-2 Borrower LLC	Delaware	100
SFR JV-2 2022-2 Depositor LLC	Delaware	100
SFR JV-2 DDTL Equity LLC	Delaware	100
SFR JV-2 DDTL Borrower LLC	Delaware	100
SFR JV-2 NTL Equity LLC	Delaware	100
SFR JV-2 NTL Borrower LLC	Delaware	100
SFR JV-2 2023-1 Equity Owner LLC	Delaware	100
SFR JV-2 2023-1 Borrower LLC	Delaware	100
SFR JV-2 2023-1 Depositor LLC	Delaware	100
SFR JV-2 Equity LLC	Delaware	100
SFR JV-2 Property LLC	Delaware	100
PL Hawkins Press Member, LLC	Delaware	100
Hawkins Press Investors JV, LLC	Delaware	85
PL Wilder Member, LLC	Delaware	100
Redwood PL Wilder, LLC	Delaware	90
RPL Wilder, LLC	Delaware	100
PL Allston Yard Member, LLC	Delaware	100
Allston Yards Apartments, LLC	Delaware	80
PL Arkins Member, LLC	Delaware	100
2950 Arkins Owner, LLC	Delaware	90
2950 Arkins Commercial, LLC	Delaware	100
2950 Arkins Residential, LLC	Delaware	100
PL Bromwell Member, LLC	Delaware	100
Bromwell Investors LLC	Delaware	90
Bromwell Owner LLC	Delaware	100
PL Loso Member, LLC	Delaware	100
South & Hollis Investors JV LLC	Delaware	85
KA Loso Investors LLC	Delaware	73.743
KA LOSO Holdings LLC	Delaware	100
PL Tranquility Lake Member, LLC	Delaware	100
Tranquility Lake Apartment Partners, LLC	Delaware	90
Tranquility Lake Apartments, LLC	Delaware	100
PL Milieu Guarantor, LLC	Delaware	100
PL Park Row Member, LLC	Delaware	100
Park Row Apartment Partners, LLC	Delaware	90
Park Row Apartments, LLC	Delaware	100
PL Towerview Member, LLC	Delaware	100
Preston Ridge Holdings JV LLC	Delaware	85
PL DTC Member, LLC	Delaware	100
Legacy/PL DTC JV LLC	Delaware	90
Legacy DTC Owner LLC	Delaware	100
PL Monte Vista Member, LLC	Delaware	100
Monte Vista JV LLC	Delaware	79.984
Monte Vista Preservation LP	California	99.98
PL 315 Elden Member, LLC	Delaware	100
315 Elden Multifamily JV Investors LLC	Delaware	90
315 Elden Street Multifamily Partners LLC	Delaware	80
315 Elden Street Owner LLC	Delaware	100
PL 400k Member, LLC	Delaware	100
400 K Street, LLC	Delaware	49.9
PL 440k Member, LLC	Delaware	100
440 K Street, LLC	Delaware	49.9
PL Fusion Member, LLC	Delaware	100
Fusion MF Venture LLC	Delaware	90
PL Heather Estates Member, LLC	Delaware	100
Heather Estates JV LLC	Delaware	80

PL Canyon Park Member, LLC	Delaware	100
Canyon Park JV LLC	Delaware	80
PL Alta Vista Newcastle MF Member, LLC	Delaware	100
Alta Vista Newcastle Multifamily JV Investor LLC	Delaware	90
Alta Vista Newcastle Multifamily Partners LLC	Delaware	90
Lost Spurs Owner LLC	Delaware	100
Village at Bellaire Owner LLC	Delaware	100
PL Del Sol Member, LLC	Delaware	100
Bradbury/Felix Investors, LLC	Delaware	95
PL Evo Union Member, LLC	Delaware	100
Evo Union Park Venture, LLC	Delaware	87.5
Evo Union Park Property Owner, LLC	Delaware	100
PL Radian Member, LLC	Delaware	100
Radian Partners Group LLC	Delaware	66.5
Radian Partners Property Owner LLC	Delaware	100
PL Reed Row Member, LLC	Delaware	100
KJ Florida Avenue JV LLC	Delaware	85
KJ Florida Avenue Property LLC	Delaware	100
PL Brightleaf Member, LLC	Delaware	100
Brightleaf Venture LLC	Delaware	90
Brightleaf Owner LLC	Delaware	100
PL Highgate Member, LLC	Delaware	100
Amherst Investors JV LLC	Delaware	95
KPL Amherst Owner LLC	Delaware	100
PL Town Center Member, LLC	Delaware	100
Town Center MF Venture LLC	Delaware	90
PL East County Road Owner, LLC	Delaware	100
WW 1300 Keller Parkway LLC	Delaware	100
PL Pretium Trust Owner, LLC	Delaware	100
PL 283 Commerce Member, LLC	Delaware	100
283 Commerce Hub Venture, LLC	Delaware	90
PL Sky Member, LLC	Delaware	100
Sky JV LLC	Delaware	75
Sky Owner LLC	Delaware	100
PL Dean Member, LLC	Delaware	100
PL Hadley Member, LLC	Delaware	100
PL Metropolitan Member, LLC	Delaware	100
PL Moreland Member, LLC	Delaware	100
SNB HoldCo, LLC	Delaware	100
SNB 116 Owner, LLC	Delaware	100
SNB 120 Owner, LLC	Delaware	100
SNB 124/125 Owner, LLC	Delaware	100
SNB 540 Hotel Owner, LLC	Delaware	100
PL Bala Cynwyd Member, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100
Pacific Co-Invest Credit II GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities II GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Credit V GP LLC #	Delaware	100
Pacific Private Credit Opportunities II GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100

Pacific Private Equity Opportunities V GP LLC #	Delaware	100
Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Feeder IV GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
PPFA Credit Opportunities I GP LLC #	Delaware	100
CAA-PPFA Equity Opportunities I GP LLC #	Delaware	100
CAA-PPFA Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities Fund II-B, LLC #	Delaware	0.01
Pacific Private Equity II GP LLC #	Delaware	100
Pacific Private Equity II-A GP LLC #	Delaware	100
Pacific Private Equity Opportunities VI GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Missouri	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Limited	England	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Re (Shanghai) Information Consulting Services Co., Ltd.	China	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Services Singapore Pte. Limited	Singapore	100
Pacific Life Re Services Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe North America Corp.	Delaware	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Services Canada Limited	Canada	100

__________________________________

# = Abbreviated structure

Item 30. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and

Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Inapplicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

Additional Representations

Pacific Life Insurance Company and the Registrant are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 16th day of October, 2024.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button *
Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	October 16, 2024
Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	October 16, 2024
Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	October 16, 2024
Adrian S. Griggs*

		Director, Executive Vice President, General Counsel and Assistant Secretary	October 16, 2024
Jason Orlandi*

		Assistant Vice President and Secretary	October 16, 2024
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	October 16, 2024
Carol J. Krosky*

		Executive Vice President	October 16, 2024
Dawn M. Behnke*

		Senior Vice President and Treasurer	October 16, 2024
Craig W. Leslie*

*By:	/s/ ALISON RYAN		October 16, 2024
Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4 File No. 333-282283, Accession Number 0001104659-24-101961 filed on September 23, 2024, as Exhibit (p)